Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Suppliers Abstract
Schedule of Suppliers

	2023	2022

Energy purchased for resale	1,250	1,162

Energy on spot market – CCEE	135	110

Charges for use of energy network	246	207

Itaipu Binacional	240	274

Gas purchased for resale	204	278

Materials and services	942	801

	3,017	2,832